Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Payables And Accruals [Abstract]
Accrued payroll and related benefits	$ 11,661	$ 8,620
Accrued taxes payable	3,490	3,491
Other accrued expenses	5,562	2,999
Total accrued expenses and other current liabilities	$ 20,713	$ 15,110